Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of net book value of accounts receivable
	December 31, 2019	December 31, 2018
Accounts receivable	$11,895,600	$10,535,495
Less: Allowance for doubtful accounts	(601,975)	(470,648)
Accounts receivable, net	$11,293,625	$10,064,847

Schedule movement of allowance for doubtful accounts

	December 31, 2019	December 31, 2018
Allowance for doubtful accounts, beginning balance	$470,648	$140,282
Increase	137,435	337,913
Decrease	-	-
Effects of foreign exchange rate	(6,108)	(7,547)
Allowance for doubtful accounts, ending balance	$601,975	$470,648